Stock-Based Compensation (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 30, 2020	Oct. 01, 2020	Jul. 29, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jan. 01, 2022
Stock-Based Compensation (Details) [Line Items]
Vesting period					2 years 4 months 24 days
Share of common stock						1
Options, granted					550,273
Percentage of aggregate number of outstanding shares of common stock									10.00%
Conversion rate					2.725	2.725
Stock Issued During Period, Shares, Restricted Stock Award, Gross					119,965
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					83,694
Restricted stock units award vest					257,047
Weighted-average Black-Scholes value per stock option (in Dollars)					$ 740,000
Common Stock [Member]
Stock-Based Compensation (Details) [Line Items]
Share of common stock			100			2,308,877	2,293,154
Stock Issued During Period, Shares, Restricted Stock Award, Gross				119,965
Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized		150,000
Stock-based awards granted (in Dollars)	$ 325,000
Shares available for future grant		885,693				155,942
Additional shares available for grant					0
2021 Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Shares authorized								1,294,421
Shares available for future grant				942,108	942,108
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period					1 year	1 year
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period					4 years	4 years
Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting, description					Under time-based vesting conditions, the Rollover RSU awards vest quarterly over one year for grants to the Board of Directors and quarterly over four years or 25% on the one year anniversary and the remainder vesting monthly thereafter for grants to officers, employees and consultants.
Time-based Restricted Stock Units [Member] | Officers, Employees and Consultants [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period						4 years
Vesting percentage						25.00%
Rollover Restricted Stock Units Member
Stock-Based Compensation (Details) [Line Items]
Restricted stock unit awards for shares of common stock						131,283
Grant date fair value (in Dollars)						$ 834,960
Stock-based compensation expense for RSU awards (in Dollars)						470,878	$ 29,232
Unrecognized stock-based compensation expense related to unvested awards (in Dollars)				$ 232,128	$ 232,128	$ 575,100
Unrecognized stock-based compensation expense, estimated period for recognition					2 years 4 months 24 days	2 years 1 month 6 days
Options, granted						460,706
Awards vested, but not issued					257,047
Restricted Stock Units (RSUs) [Member] | Two Thousand and Twenty Equity Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options, granted		460,706
Incentive Stock Options [Member] | Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercisable period					5 years
Incentive Stock Options [Member] | Scenario One [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock					110.00%
Stock Options [Member]
Stock-Based Compensation (Details) [Line Items]
Unrecognized stock-based compensation expense, estimated period for recognition					3 years 4 months 24 days
Options, granted			195,821
Stock options, maximum term					10 years
Weighted-average remaining contractual term of stock options					3 years
Unrecognized stock-based compensation expense related to unvested stock options (in Dollars)				$ 106,446	$ 106,446
Stock Options [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage					25.00%
Board of Directors Chairman [Member] | Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
Exercise price based on estimated fair market value of common stock					100.00%
Board of Directors Chairman [Member] | Time-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period					1 year	1 year